Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2024	2023
	$	$
Cash and cash equivalents held in Canadian dollars	11,776	16,857

Cash and cash equivalents held in U.S. dollars	63,615	20,110
Cash and cash equivalents held in U.S. dollars (Canadian dollars equivalent)	91,535	26,597

Cash held and cash equivalents in Mexican Pesos	48,234	16
Cash held and cash equivalents in Mexican Pesos (Canadian dollars equivalent)	3,342	1
	106,653	43,455